Intangible assets	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
6.
Intangible assets

	Computer software	Customer contracts#	Customer relationship*	Development rights	Other intangible assets	Carbon credit rights	Goodwill	Intangible asset under development	Total intangible assets
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2023	622	32,592	-	36	7	—	11,596	151	45,004
Additions during the year	180	—	—	—	—	626	—	30	836
Transfer/Capitalised during the year	124	—	—	—	—	—	—	(124)	-
As at March 31, 2024	926	32,592	-	36	7	626	11,596	57	45,840
Additions during the year	-	—	—	—	—	—	—	110	110
Assets held for sale	(29)	—	—	—	—	—	—	—	(29)
Disposals and adjustments during the year	(41)	-	-	-	-	-	-	-	(41)
Transfer/Capitalised during the year	76	—	—	—	—	—	—	(76)	-
As at March 31, 2025	932	32,592	-	36	7	626	11,596	91	45,880
Additions during the year	257	-	-	—	—	—	—	—	257
Acquisition through business combination (refer Note 52)	589	-	1,005	—	—	—	5,531	—	7,125
Disposals and adjustments during the year	(46)	—	—	—	—	—	(37)	(62)	(145)
Transfer/Capitalised during the year	7	—	—	—	—	—	—	(7)	-
Exchange differences	8	-	76				471	-	555
As at March 31, 2026	1,747	32,592	1,081	36	7	626	17,561	22	53,672

Accumulated amortisation
As at April 1, 2023	250	6,154	-	5	0	—	—	0	6,409
Charge for the year (refer Note 32)	136	1,348	-	1	0	—	—	0	1,485
Capitalised during the year	—	63	-	—	—	—	—	—	63
As at March 31, 2024	386	7,565	-	6	0	—	—	0	7,957
Charge for the year (refer Note 32)	48	1,416		0	1	167	—	0	1,632
Assets held for sale	(20)	—	—	—	—	—	—	—	(20)
Capitalised during the year	94	—	—	—	—	—	—	—	94
As at March 31, 2025	508	8,981	-	6	1	167	—	0	9,663
Charge for the year (refer Note 32)	163	1,415	154	1	—	144	—	—	1,877
Impairment for the year (refer Note 32)	—	—	—	—	—	160	812	—	972
Capitalised during the year	106	—	—	—	—	—	—	—	106
Disposals and adjustments during the year	(32)					—			(32)
As at March 31, 2026	745	10,396	154	7	1	471	812	0	12,586

Net book value
As at April 1, 2024 (INR)	540	25,027	-	30	7	626	11,596	57	37,883
As at March 31, 2025 (INR)	424	23,611	-	30	6	459	11,596	91	36,217
As at March 31, 2026 (INR)	1,002	22,196	927	29	6	155	16,749	22	41,086
As at March 31, 2026 (USD)	11	237	10	0	0	2	179	0	438

# Remaining life of customer contracts ranges from 12 to 18 years as on March 31, 2026 (March 31, 2025: 13 to 19 years, March 31, 2024: 14 to 20 years).

* Remaining life of customer relationship is 9 years.

Mortgage and hypothecation on intangible assets:

Intangible assets are subject to a pari passu first charge to respective lenders for senior secured bonds, project term loans, buyer's / supplier's credit, working capital loan, debentures, senior secured notes and acceptances as disclosed in Note 18 and Note 23.

Below is the break-up of carrying value of goodwill allocated to each cash generating units (CGU)/group of CGU:

		As at March 31,
Group of CGU / individual CGU	Segment	2026	2025

Ostro Energy Group	Generation and sale of renewable power	9,091	9,903
ReNew Vayu Urja	Generation and sale of renewable power	756	756
Prathamesh Solarfarms	Generation and sale of renewable power	428	428
3E NV	Software solutions (included in non reportable segment)	6,002	-

Others*	Generation and sale of renewable power	472	509
		16,749	11,596

* includes amount allocated against multiple CGUs and the amount allocated to each CGU is not material.

CGUs under Generation and sale of renewable power segment

The Group undertook impairment testing of Goodwill assigned to each individual or Group of CGUs in this segment as at March 31, 2026 and 2025 by computing their recoverable value by applying the Value in Use ('VIU') approach. The Group has entered into Power Purchase Agreements (PPA) upto 25 years which entitles the Group to a fixed tariff over the tenure of PPAs. Accordingly, for computing the VIU, the Group has determined cash flow projections based on fixed tariffs as specified in the PPAs upto the remaining tenure of PPAs ranging from 12 to 18 years, and for periods, thereafter, forecasted tariffs based on assessment provided by an external specialist. The key assumptions used in computation of VIU are the Plant Load Factor (PLF), a measure of average capacity utilisation of a power plant, used in revenue projections, and discount rates.

The PLF is determined based on future forecasts based on past performance for all CGUs. Additionally for wind power plants (applicable for Ostro Energy Group, ReNew Vayu Urja and part of Others), the Group also considered study of future wind speed. Discount rates for all CGUs are based on weighted average cost of capital. These assumptions are forward-looking and are affected by future economic and climatic conditions including wind speed.

CGUs under Software solutions Segment

The Group computed the recoverable value of CGU on July 1, 2025, the date on which the Group gained the ability to control 3E NV by applying VIU approach. The computation of VIU involved significant assumptions around revenue growth rate and discount rate. The Group used board approved budgets for next five years (upto March 2030) thereafter a terminal growth rate based on business and industry outlook. The Group applied a discount rate based on the weighted average cost of capital. The Group assessed impairment indicators as at March 31, 2026 and in the absence of any indicators, did not undertake a fresh impairment assessment at the year end.

Based on the results of the impairment test, the Group recognized an impairment loss of INR 812 in respect of Ostro Energy CGU, as the carrying amount exceeded its recoverable value. For all other CGUs/ Group of CGUs, the estimated recoverable value was more than their respective carrying values, by the following amounts on the valuation dates:

		As at March 31,
Group of CGU / individual CGU	Segment	2026	2025

Ostro Energy Group[1]	Generation and sale of renewable power	-	5,615
ReNew Vayu Urja[2]	Generation and sale of renewable power	814	1,527
Prathamesh Solarfarms[3]	Generation and sale of renewable power	813	970
3E NV4	Software solutions (included in non reportable segment)	-	Not Applicable
Others[5]	Generation and sale of renewable power	1,529	3,220

(1)
During the year ended 31 March 2026, the Group recognized an impairment loss of INR 812, as the carrying amount exceeded its recoverable value of INR 65,090. The impairment arose as the cash flows from this Group of CGU are expected to be generated only for a finite period of time. With the passage of time, the reduction in expected future cash flows coupled with some changes in key assumptions, triggered this impairment. The Group engaged external specialists to assist in determining (a) future PLFs and (b) discount rates and computation of VIU., The Group has applied a discount rate of 12.71% (March 31, 2025: 12.15%), and PLF of 26.17% (March 31, 2025: 26.27%). Increase in discount rate by 0.5% or a decrease in PLF by 0.5% would lead to a decrease in the recoverable value of the CGU by INR 2,312 and INR 1,565 respectively.
(2)
The Group has currently estimated discount rate of 12.54% (March 31, 2025:13.22%), and PLF of 27.89% (March 31, 2025: 28.23%) in determination of VIU. The Management believes that any reasonably possible change in the key assumptions used in measurement of value in use would not cause the carrying amount of CGU to exceed the value in use.
(3)
The Group has currently estimated discount rate of 12.78% (March 31, 2025: 12.25%), and PLF of 23.45% (March 31, 2025: 22.86%) in determination of VIU. The Management believes that any reasonably possible change in the key assumptions used in measurement of value in use would not cause the carrying amount of CGU to exceed the value in use.
(4)
The recoverable value approximates its carrying value. The Group estimated a revenue growth rate of 16.80% to 25% over the next five years and thereafter a terminal growth rate of 2.2% and a discount rate of 12.70%. A reduction in revenue growth rate by 1% or increase in discount rate by 0.5% would lead to impairment charge of INR 402 and INR 603 respectively.
(5)
The Group has currently estimated discount rates ranging between 12.39% to 14.77% (March 31, 2025: 12.15% to 14.15%), and PLF of 18.13% to 24.62% (March 31, 2025: 18.47% to 25.36%) in determination of VIU. The Management believes that any reasonably possible change in the key assumptions used in measurement of value in use would not cause the carrying amount of each individual CGU to exceed the value in use.